Non-Controlling Interests	6 Months Ended
Dec. 31, 2025
Non-Controlling Interests [Abstract]
NON-CONTROLLING INTERESTS

15. NON-CONTROLLING INTERESTS

	December 31, 2025	June 30, 2025
	RM	RM

Non-controlling interests	400	400

(a)	Subsidiaries of the Group that have material non-controlling interests (“NCI”) are as follows:

December 31, 2025	ARB Lab
NCI percentage of ownership interest and voting interest (%)	-
Carrying amount of NCI (RM)	400
(Loss)/Profit allocated to NCI (RM)	-
Total comprehensive (loss)/ income allocated to NCI (RM)	-

ARB Lab Sdn. Bhd. (“ARB Lab”) was incorporated in Malaysia as a private company limited by shares on December 16, 2020, with an issued and paid-up capital of RM 1,000,000 comprising one million (1,000,000) ordinary shares. Subsequently, ARB Lab has issued four hundred thousand (400,000) preference shares with an issue price of RM 0.001 to Polo Jasa Sdn. Bhd. Consequently, the issued share capital of ARB Lab has increased to RM 1,000,400. The principal activities of ARB Lab are research and development of IT and IoT for software and hardware and investment holding.

June 30, 2025	ARB Lab
NCI percentage of ownership interest and voting interest (%)	-
Carrying amount of NCI (RM)	400
(Loss)/Profit allocated to NCI (RM)	-
Total comprehensive (loss)/ income allocated to NCI (RM)	-

(b)	Summarised financial information of the subsidiaries that have material NCI as at the end of each reporting period prior to intra-group elimination are as follows:

December 31, 2025

There is no acquisition and disposal of non-controlling interest during the financial period.

June 30, 2025

As of June 30, 2025, there is no material NCI financial information of the subsidiaries to be disclosed.

(c)	Acquisition/Disposal of non-controlling interest

December 31, 2025

There is no acquisition and disposal of non-controlling interest during the financial period.

June 30, 2025

There is no acquisition and disposal of non-controlling interest during the financial year.